CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	¥ 630,028	¥ 626,579	¥ 1,994,844	¥ 1,868,113
Expenses:
Interest expense	37,158	17,026	88,631	50,458
Costs of operating leases	84,700	81,536	249,541	241,114
Life insurance costs	67,852	88,789	290,345	263,004
Costs of goods and real estate sold	40,770	80,978	272,979	285,160
Services expense	153,485	132,918	421,259	356,548
Other (income) and expense	5,432	1,796	12,373	(8,762)
Selling, general and administrative expenses	144,333	132,640	412,287	378,524
Provision for Credit Losses	6,033	2,564	7,707	4,670
Write-downs of long-lived assets	1,554	14,980	1,807	15,068
Write-downs of securities	536	150	607	210
Total expenses	541,853	553,377	1,757,536	1,585,994
Operating Income	88,175	73,202	237,308	282,119
Equity in Net Income of Affiliates	11,651	3,066	18,275	8,465
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	18,283	19,632	26,872	26,105
Bargain Purchase Gain	1,018	0	1,018	0
Income before Income Taxes	119,127	95,900	283,473	316,689
Provision for Income Taxes	28,078	32,891	66,815	100,961
Net Income	91,049	63,009	216,658	215,728
Net Income (Loss) Attributable to the Noncontrolling Interests	1,426	(1,650)	5,247	4,387
Net Income Attributable to the Redeemable Noncontrolling Interests	11	0	23	0
Net Income Attributable to ORIX Corporation Shareholders	¥ 89,612	¥ 64,659	¥ 211,388	¥ 211,341
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 76.3	¥ 54	¥ 178.63	¥ 175.17
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 76.2	¥ 53.94	¥ 178.41	¥ 174.98
Finance Revenues
Revenues:
Total revenues	¥ 83,857	¥ 71,952	¥ 237,008	¥ 209,143
Gains on investment securities and dividends
Revenues:
Total revenues	19,914	2,646	19,168	48,390
Operating Leases
Revenues:
Total revenues	119,616	113,035	368,760	340,968
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	93,106	115,904	356,317	348,701
Sales of Goods and Real Estate
Revenues:
Total revenues	51,959	93,263	316,979	323,918
Services Income
Revenues:
Total revenues	¥ 261,576	¥ 229,779	¥ 696,612	¥ 596,993